Commitments and Contingencies (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2012 Commitments to Extend Credit [Member]	Dec. 31, 2011 Commitments to Extend Credit [Member]	Dec. 31, 2012 Standby Letters of Credit [Member]	Dec. 31, 2011 Standby Letters of Credit [Member]
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Off-balance sheet risks liability		$ 50.8	$ 54.8	$ 5.8	$ 6.9
Maximum period of variable rate	1 year